UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6186

				    Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL
REPORT

DECEMBER 31, 2004

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

              [Logo of the aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]

                       AQUILA ROCKY MOUNTIAN EQUITY FUND

                                 ANNUAL REPORT

                             MANAGEMENT DISCUSSION

      Aquila Rocky Mountain Equity Fund's Class A shares had a total return of 12.08%, without provision for sales charges but reflecting contractually waived fund expenses, for the twelve months ended December 31, 2004. This compares to the S&P 500 with a total return of 10.88% and the Russell 2000 Index with a total return of 18.44%.

      For the five years cumulatively ending December 31, 2004, Aquila Rocky Mountain Equity Fund's Class A shares, before provision for sales charges, had a total return of 42.65% compared to -10.98% for the S&P 500 and 38.22% for the Russell 2000 Index.

      We do not have a perfect benchmark or performance comparison for the Fund since we invest in companies in a specific region. At year-end 2004, 17.0% of the equity investments in the Fund were in companies with a market capitalization of over $10 billion (large cap companies), 35.4% of the equity investments in the Fund were in companies with a market capitalization between $2 billion and $10 billion (mid-cap) and 37.4% of the equity investments in the Fund were in companies with market capitalizations between $300 million and $2 billion (small cap). In addition, 10.2% of the equity investments in the Fund were in companies with market capitalizations below $300 million (micro cap).

      We continued to use our growth at a reasonable price (GARP) or core investment style in 2004. We look for good growth companies that are selling at what we believe to be a reasonable price relative to their growth rates. For 2004, the Lipper median return for U.S. equity mutual funds that invest in different sized companies using a core style (multi-cap core) was 11.05% compared to the 12.08% return, without provision for sales charges, for Aquila Rocky Mountain Equity Fund (Class A). The five year Lipper average return for U.S equity mutual funds that invest in a multi-cap core style was 0.38%. This compares with a five-year average return for Aquila Rocky Mountain Equity Fund (Class A), without provision for sales charges but reflecting contractually waived fund expenses, of 7.38%.

      At year-end we had holdings of 59 companies in the portfolio across a number of industries. We work to hold our individual position sizes to around 5% or less of the portfolio and try to diversify the Fund across industries. We believe this helps control specific security risk as well as industry risk. Our largest individual position size on December 31 was Coldwater Creek at 5.59% of the portfolio.

      We continue to work to invest the Fund strategically since we believe that trading and transaction costs do matter. We prefer to do our own research, focusing on the two to five year time frame. We continue to look for the best businesses and management teams in the Rocky Mountain region to invest in for our shareholders. Portfolio turnover for the last three years has averaged under 5%.

      As you can appreciate, individual securities have different performances during the course of the year. The five best performers in the Fund during 2004 were from three industries and three states. Coldwater Creek, based in Sandpoint, Idaho, was up 321.0% for 2004. This retailer, which serves women in the 45 - 60 age group, is benefiting from new stores to complement its catalogue operation. Shuffle Master, based in Las Vegas, Nevada rose 104.7%. This company provides card shuffling systems as well as bingo and poker table systems. Shuffle Master also is developing a line of intelligent gaming equipment that has the potential of reducing gaming losses due to card counting and other irregularities. MGM Mirage was up 93.4% for 2004. Based in Las Vegas, Nevada, MGM benefited from improving hotel visits and a prospective merger with Mandalay Resort Group.

      The fourth best performer in the portfolio for 2004 was Station Casinos, which was up 78.5%. Station Casinos is headquartered in Las Vegas and is benefiting from its consulting business of helping native American groups design, build and operate casinos. The fifth best performer in the Fund in 2004 was Myriad Genetics, a Salt Lake City, Utah based developmental stage biotech company. Myriad Genetics was up 75.0% in 2004.

      Our three worst performing companies in 2004 were from three different industries. Intrado, based in Longmont, Colorado declined 44.9% due in part to uncertainty about government spending. Intrado provides emergency communication services such as 911 location services, amber alert and emergency notification services for phone companies and local government. Action Performance, based in Tempe, Arizona, declined 43.9% in 2004 due to operational problems and a change in NASCAR sponsorship which obsoleted a lot of inventory. The Board of Directors has recently voted a new lead director with turnaround experience and hired a new CFO. NPS Pharmaceutical, based in Salt Lake City, Utah was down 40.4% in 2004. The company encountered several setbacks with new products. It is interesting that one of our worst performers in 2003, Myriad Genetics, was one of our best performers in 2004.

      We continue to harvest short term trading losses to use to offset capital gains. During 2004 we had three companies taken over. We were able to use trading losses to offset the gains from the takeovers. Prima Energy was acquired by Petro-Canada, Evergreen Resources was acquired by Pioneer Natural Resources and Atrix Labs was acquired by QLT Inc. Although Unisource (the old Tucson Electric) was supposed to be taken over by investors, the deal was declined by Arizona regulators. We are pleased about this since we can continue to participate in Unisource's solar energy business. In December, it was announced that Patina Oil and Gas would be acquired by Noble Energy.

      During 2004 we had a number of companies with stock splits and stock dividends. Medicis split their shares two-for-one on January 26th. Shuffle Master split their shares three-for-two on April 19th and Glacier Bancorp split their shares five-for-four on May 21st. Knight Transportation split their shares three-for-two on July 21, Coldwater Creek split their shares three-for-two on July 26 and Ball Corp. split their shares two-for-one on August 24th. MDC paid a 10% stock dividend on March 4.

While stock splits and dividends are really just an accounting adjustment, they do reflect price action and often attract investor attention.

      Three of our companies undertook corporate restructurings this year. Liberty Media, based in Englewood, Colorado spun off their international business as Liberty Media International which we are holding in the Fund. Phoenix-based Viad Corp spun off its payment service business, MoneyGram International. MoneyGram is headquartered in Minnesota so we will be reducing our holdings of MoneyGram. After acquiring Office Max, Boise Cascade sold its paper and forest product businesses to private investors and relabeled the rest of the business Office Max. Office Max will be headquartered in Illinois and we have begun to reduce our holdings of this stock.

      During 2005 our focus will continue to be to invest in the best businesses in the region for the intermediate to longer term. While stocks may encounter short term resistance from factors such as rising interest rates or currency fluctuations, we are encouraged by the quality of the businesses that we are finding. The smaller and mid-size companies we own may also be able to be more nimble in a maturing economy.

                               PERFORMANCE REPORT

      The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") for the 10-year period ended December 31, 2004 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

      The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

      The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.

Fund's Class A Shares

                                         WITH     WITHOUT
RUSSELL 2000                             SALES     SALES
STOCK INDEX                             CHARGE    CHARGE

   10000                                 9526      10000
   12733                                11401      11968
   14823                                13531      14203
   18083                                16644      17472
   17613                                15761      16544
   21373                                19001      19946
   20750                                18896      19836
   21290                                20357      21369
   16931                                17229      18086
   24938                                24203      25406
   29537                                27126      28475

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                         FOR PERIODS ENDED DECEMBER 31, 2004
                                                       ----------------------------------------
                                                                                        SINCE
CLASS AND INCEPTION DATE                               1 YEAR     5 YEARS  10 YEARS   INCEPTION
------------------------                               ------     -------  --------   ---------
Class A (7/22/94)
   With Sales Charge...............................     7.30%      6.45%    10.49%      9.67%
   Without Sales Charge............................    12.08%      7.38%    11.03%     10.18%
Class C (5/1/96)
   With CDSC.......................................    10.20%      6.58%      N/A       8.44%
   Without CDSC....................................    11.20%      6.58%      N/A       8.44%
Class Y (5/1/96)
   No Sales Charge.................................    12.36%      7.65%      N/A       9.40%
COMPARATIVE INDEX
Russell 2000 Stock Index...........................    18.44%      6.68%     11.43%    11.29% (Class A)
                                                                                        8.97% (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

      We have audited the accompanying statement of assets and liabilities of Aquila Rocky Mountain Equity Fund, including the schedule of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Rocky Mountain Equity Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                   KPMG LLP

New York, New York
February 18, 2005

--------------------------------------------------------------------------------

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                          MARKET
   SHARES       COMMON STOCKS - 88.0%                                                     VALUE
------------    -------------------------------------------------------------         ------------
                BASIC INDUSTRY - 8.8%
      16,000    Allied Waste Industries, Inc.+ ..............................         $    148,480
       7,000    Ball Corp. ..................................................              307,860
      15,000    Knight Transportation, Inc. .................................              372,000
       5,000    Newmont Mining Corp. ........................................              222,050
       3,500    Phelps Dodge Corp. ..........................................              346,220
       8,000    SkyWest, Inc. ...............................................              160,480
                                                                                      ------------
                                                                                         1,557,090
                                                                                      ------------
                BUSINESS SERVICES - 2.6%
      12,000    Intrado, Inc. + .............................................              145,200
       7,000    OfficeMax, Inc. .............................................              219,660
       3,000    Viad Corp. ..................................................               85,470
                                                                                      ------------
                                                                                           450,330
                                                                                      ------------
                CAPITAL SPENDING - 3.7%
       7,000    Advanced Energy Industries, Inc. + ..........................               63,910
      22,000    Mity Enterprises, Inc. + ....................................              328,240
       8,000    Mobile Mini, Inc.+ ..........................................              264,320
                                                                                      ------------
                                                                                           656,470
                                                                                      ------------
                CONSUMER CYCLICALS - 2.4%
       4,950    M.D.C. Holdings, Inc. .......................................              427,878
                                                                                      ------------
                CONSUMER SERVICES - 23.6%
       7,000    Action Performance Companies, Inc. ..........................               76,930
       4,000    Apollo Group, Inc. (Class A)+ ...............................              322,840
      31,000    Coldwater Creek, Inc.+ ......................................              956,970
       3,400    Comcast Corp. (Special Class A)+ ............................              111,860
      11,000    Echostar Communications Corp. (Class A) .....................              365,750
      15,000    International Game Technology ...............................              515,700
      25,000    Liberty Media Corp. (Class A)+ ..............................              274,500
       1,100    Liberty Media International, Inc. Class A+ ..................               50,853
       6,000    MGM MIRAGE+ .................................................              436,440
       8,000    PETsMART, Inc. ..............................................              284,240
       7,000    Shuffle Master, Inc. + ......................................              329,700
       8,000    Station Casinos, Inc. .......................................              437,440
                                                                                      ------------
                                                                                         4,163,223
                                                                                      ------------
                CONSUMER STAPLES - 3.5%
      12,000    Albertson's, Inc. ...........................................              286,560
       5,000    P.F. Chang's China Bistro, Inc.+ ............................              281,750
       3,000    Rocky Mountain Chocolate Factory, Inc. ......................               43,950
                                                                                      ------------
                                                                                           612,260
                                                                                      ------------

                                                                                    MARKET
    SHARES      COMMON STOCKS (CONTINUED)                                            VALUE
------------    -------------------------------------------------------------    ------------
                ENERGY - 2.8%
       2,000    Bill Barrett Corp.+ .........................................    $     63,980
      10,000    Headwaters, Inc.+ ...........................................         285,000
       4,000    Patina Oil & Gas Corp. ......................................         150,000
                                                                                 ------------
                                                                                      498,980
                                                                                 ------------
                FINANCIAL - 12.2%
      12,000    First State Bancorporation ..................................         441,120
      12,500    Glacier Bancorp, Inc. .......................................         425,500
      10,000    Janus Capital Group, Inc. ...................................         168,100
      12,000    MoneyGram International, Inc. ...............................         253,680
       5,000    Wells Fargo & Company .......................................         310,750
       8,000    Zions Bancorporation ........................................         544,240
                                                                                 ------------
                                                                                    2,143,390
                                                                                 ------------
                HEALTH CARE - 10.0%
      12,000    Medicis Pharmaceutical Corp. (Class A) ......................         421,320
      31,000    Merit Medical Systems, Inc.+ ................................         473,680
      12,000    Myriad Genetics, Inc. + .....................................         270,120
       4,000    NPS Pharmaceuticals, Inc. + .................................          73,120
       1,000    Pharmion Corp.+ .............................................          42,210
       9,000    QLT, Inc.+ ..................................................         144,720
      19,000    Sonic Innovations, Inc.+ ....................................          79,230
       4,000    Ventana Medical Systems, Inc.+ ..............................         255,960
                                                                                 ------------
                                                                                    1,760,360
                                                                                 ------------
                TECHNOLOGY - 14.1%
       3,000    Altiris, Inc. + .............................................         106,290
      12,000    Avnet, Inc.+ ................................................         218,880
      18,000    CIBER, Inc.+ ................................................         173,520
      12,000    First Data Corp. ............................................         510,480
       5,000    Inter-Tel, Inc. .............................................         136,900
      10,000    JDA Software Group, Inc. + ..................................         136,390
      22,000    Microchip Technology, Inc. ..................................         584,980
      18,000    Micron Technology, Inc.+ ....................................         222,300
      16,000    SBS Technologies, Inc.+ .....................................         223,360
      12,000    SpectraLink Corp. ...........................................         170,160
                                                                                 ------------
                                                                                    2,483,260
                                                                                 ------------

                                                                                   MARKET
   SHARES       COMMON STOCKS (CONTINUED)                                           VALUE
------------    -------------------------------------------------------------    ------------
                UTILITIES - 4.3%
       4,000    Kinder Morgan, Inc. .........................................    $    292,520
       3,000    Pinnacle West Capital Corp. .................................         133,230
       5,000    Questar Corp. ...............................................         254,800
       3,000    UniSource Energy Corp. ......................................          72,330
                                                                                 ------------
                                                                                      752,880
                                                                                 ------------
                  Total Common Stocks (cost $9,543,535) .....................      15,506,121
                                                                                 ------------

     FACE
    AMOUNT       SHORT-TERM INVESTMENTS - 9.1%
------------    -------------------------------------------------------------
$      800,000  AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund           800,000
       800,000  One Group Prime Money Market Fund ...........................         800,000
                                                                                 ------------
                     Total Short-Term Investments (cost $1,600,000) .........       1,600,000
                                                                                 ------------

                  Total Investments (cost $11,143,535*)                 97.1%      17,106,121
                  Other assets less liabilities                          2.9          508,230
                                                                       -----     ------------
                  Net Assets                                           100.0%    $ 17,614,351
                                                                       =====     ============

                  *     Cost for Federal tax purposes is identical.

                  +     Non-income producing security.

                  Portfolio Distribution (unaudited)

                  Arizona ...........................................   24.2%
                  California ........................................    1.8
                  Canada ............................................    0.8
                  Colorado ..........................................   18.6
                  Idaho .............................................    8.6
                  Illinois ..........................................    1.3
                  Minnesota .........................................    1.5
                  Montana ...........................................    2.5
                  Nevada ............................................   10.0
                  New Mexico ........................................    3.9
                  Pennsylvania ......................................    0.7
                  Texas .............................................    1.7
                  Utah ..............................................   15.1
                  Short-Term Investments ............................    9.3
                                                                       -----
                                                                       100.0%
                                                                       =====

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
   Investments at market value (cost $11,143,535) ..........................................................          $ 17,106,121
   Cash ....................................................................................................               681,140
   Receivable for investment securities sold ...............................................................                36,739
   Receivable for Fund shares sold .........................................................................                35,545
   Dividends and interest receivable .......................................................................                 7,182
   Other assets ............................................................................................                   431
                                                                                                                      ------------
      Total assets .........................................................................................            17,867,158
                                                                                                                      ============
LIABILITIES
   Payable for investment securities purchased .............................................................               193,585
   Payable for Fund shares redeemed ........................................................................                30,505
   Distribution and service fees payable ...................................................................                 8,996
   Accrued expenses ........................................................................................                19,721
                                                                                                                      ------------
      Total liabilities ....................................................................................               252,807
                                                                                                                      ------------
NET ASSETS .................................................................................................          $ 17,614,351
                                                                                                                      ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......................          $      6,346
   Additional paid-in capital ..............................................................................            11,647,835
   Net unrealized appreciation on investments (note 4) .....................................................             5,962,586
   Accumulated net realized loss on investments ............................................................                (2,416)
                                                                                                                      ------------
                                                                                                                      $ 17,614,351
                                                                                                                      ============
CLASS A
   Net Assets ..............................................................................................          $ 13,718,285
                                                                                                                      ============
   Capital shares outstanding ..............................................................................               491,251
                                                                                                                      ============
   Net asset value and redemption price per share ..........................................................          $      27.93
                                                                                                                      ============
   Offering price per share (100/95.75 of $27.93 adjusted to nearest cent) .................................          $      29.17
                                                                                                                      ============

CLASS C
   Net Assets ..............................................................................................          $  2,234,585
                                                                                                                      ============
   Capital shares outstanding ..............................................................................                84,939
                                                                                                                      ============
   Net asset value and offering price per share ............................................................          $      26.31
                                                                                                                      ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................................          $      26.31*
                                                                                                                      ============
CLASS Y
   Net Assets ..............................................................................................          $  1,661,481
                                                                                                                      ============
   Capital shares outstanding ..............................................................................                58,410
                                                                                                                      ============
   Net asset value, offering and redemption price per share ................................................          $      28.45
                                                                                                                      ============

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:

     Dividends ......................................................                           $   126,368

Expenses:

     Management fee (note 3) ........................................       $   228,929
     Distribution and service fees (note 3) .........................            49,963
     Legal fees .....................................................            44,179
     Trustees' fees and expenses ....................................            23,772
     Transfer and shareholder servicing agent fees ..................            23,633
     Registration fees and dues .....................................            17,959
     Shareholders' reports ..........................................            16,473
     Auditing and tax fees ..........................................            12,830
     Custodian fees .................................................             2,873
     Chief compliance officer (note 3) ..............................             1,136
     Insurance ......................................................               775
     Miscellaneous ..................................................            28,261
                                                                            -----------
     Total expenses .................................................           450,783

     Management fee waived (note 3) .................................          (202,357)
     Expenses paid indirectly (note 5) ..............................            (6,255)
                                                                            -----------
     Net expenses ...................................................                               242,171
                                                                                                -----------

     Net investment loss ............................................                              (115,803)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ..........           245,325
     Change in unrealized appreciation on investments ...............         1,671,939
                                                                            -----------
     Net realized and unrealized gain (loss) on investments .........                             1,917,264
                                                                                                -----------
     Net change in net assets resulting from operations .............                           $ 1,801,461
                                                                                                ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                    -----------------   -----------------
OPERATIONS:
   Net investment loss .........................................      $   (115,803)        $    (74,618)
   Net realized gain (loss) from securities transactions .......           245,325             (114,744)
   Change in unrealized appreciation on investments ............         1,671,939            3,577,919
                                                                      ------------         ------------
      Change in net assets from operations .....................         1,801,461            3,388,557
                                                                      ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (note 8):
   Class A Shares:
   Net realized gain on investments ............................                --                   --

   Class C Shares:
   Net realized gain on investments ............................                --                   --

   Class Y Shares:
   Net realized gain on investments ............................                --                   --
                                                                      ------------         ------------
      Change in net assets from distributions ..................                --                   --
                                                                      ------------         ------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...................................         4,941,240            5,175,850
   Short-term trading redemption fee ...........................             1,476                   --
   Reinvested dividends and distributions ......................                --                   --
   Cost of shares redeemed .....................................        (2,709,144)          (1,002,631)
                                                                      ------------         ------------
      Change in net assets from capital share transactions .....         2,233,572            4,173,219
                                                                      ------------         ------------

      Change in net assets .....................................         4,035,033            7,561,776

NET ASSETS:
   Beginning of period .........................................        13,579,318            6,017,542
                                                                      ------------         ------------

   End of period ...............................................      $ 17,614,351         $ 13,579,318
                                                                      ============         ============

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

A)    MANAGEMENT ARRANGEMENTS:

      The Fund has a Sub-Advisory and Administration Agreement with Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90% on the excess over $50 million.

      For the year ended December 31, 2004, the Fund incurred Management fees of $228,929, of which $202,357 were waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2004 through December 31, 2004 so that total Fund expenses would not exceed 1.50% for Class A Shares, 2.25% for Class C Shares or 1.25% for Class Y Shares.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2004, distribution fees on Class A Shares amounted to $29,578 of which the Distributor retained $2,806.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004, amounted to $15,289. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004, amounted to $5,096. The total of these payments with respect to Class C Shares amounted to $20,385 of which the Distributor retained $2,938.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2004, total commissions on sales of Class AShares amounted to $76,636 of which $7,912 was received by the Distributor.

C)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2004, the Fund incurred $44,035 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2004, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $2,273,647 and $1,128,658, respectively.

      At December 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $6,163,493 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $200,907 for a net unrealized appreciation of $5,962,586.

5.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

6.    PORTFOLIO ORIENTATION

      The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7.    CAPITAL SHARE TRANSACTIONS

a)    Transactions in Capital Shares of the Fund were as follows:

                                                          YEAR ENDED                           YEAR ENDED
                                                      DECEMBER 31, 2004                     DECEMBER 31, 2003
                                               ------------------------------        ------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
                                                  ------             ------             ------             ------
CLASS A SHARES:
  Proceeds from shares sold ..............         154,717        $ 3,972,093            212,420        $ 4,259,877
  Reinvested dividends and
    distributions ........................              --                 --                 --                 --
  Cost of shares redeemed ................         (78,544)        (1,999,023)           (36,483)          (759,051)
                                               -----------        -----------        -----------        -----------
    Net change ...........................          76,173          1,973,070            175,937          3,500,826
                                               -----------        -----------        -----------        -----------
CLASS C SHARES:
  Proceeds from shares sold ..............          32,243            783,083             37,062            786,448
  Reinvested dividends and
    distributions ........................              --                 --                 --                 --
  Cost of shares redeemed ................         (24,862)          (605,856)           (10,082)          (207,947)
                                               -----------        -----------        -----------        -----------
    Net change ...........................           7,381            177,227             26,980            578,501
                                               -----------        -----------        -----------        -----------
CLASS Y SHARES:
  Proceeds from shares sold ..............           7,124            186,064              6,061            129,525
  Reinvested dividends and
    distributions ........................              --                 --                 --                 --
  Cost of shares redeemed ................          (4,003)          (104,265)            (1,841)           (35,633)
                                               -----------        -----------        -----------        -----------
    Net change ...........................           3,121             81,799              4,220             93,892
                                               -----------        -----------        -----------        -----------
Total transactions in Fund
  shares .................................          86,675        $ 2,232,096            207,137        $ 4,173,219
                                               ===========        ===========        ===========        ===========

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class Y Shares, if the redemption occurs within 120 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2004, fees collected did not have a material effect on the financial highlights.

8.    INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital. As of December 31, 2004 due to a net investment loss, Aquila Rocky Mountain Equity Fund reclassified $115,803 from accumulated undistributed net investment loss to paid-in capital. Net assets were not affected by these changes.

      At December 31, 2004, the Fund had a capital loss carryover of approximately $2,072, which expires on December 31, 2011. This carryover is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed. In addition, the Fund generated a net post-October capital loss of $344.

      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                           $    (2,416)
      Unrealized appreciation                                   5,962,586
                                                              -----------
                                                              $ 5,960,170
                                                              ===========

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           CLASS A
                                                                 ---------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------
                                                                   2004         2003         2002        2001        2000
                                                                 -------      -------      -------      ------      ------
Net asset value, beginning of period .........................   $ 24.92      $ 17.74      $ 20.96      $19.64      $19.96
                                                                 -------      -------      -------      ------      ------
Income (loss) from investment operations:
   Net investment income (loss) + ............................     (0.17)       (0.16)       (0.15)      (0.07)      (0.03)
   Net gain (loss) on securities (both
      realized and unrealized) ...............................      3.18         7.34        (3.07)       1.58       (0.09)
                                                                 -------      -------      -------      ------      ------
   Total from investment operations ..........................      3.01         7.18        (3.22)       1.51       (0.12)
                                                                 -------      -------      -------      ------      ------
Less distributions (note 8):
   Dividends from net investment income ......................        --           --           --          --          --
   Distributions from capital gains ..........................        --           --           --       (0.19)      (0.20)
                                                                 -------      -------      -------      ------      ------
   Total distributions .......................................        --           --           --       (0.19)      (0.20)
                                                                 -------      -------      -------      ------      ------
Net asset value, end of period ...............................   $ 27.93      $ 24.92      $ 17.74      $20.96      $19.64
                                                                 =======      =======      =======      ======      ======

Total return (not reflecting sales charge) ...................     12.08%       40.47%      (15.36)%      7.73%      (0.55)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..................   $13,718      $10,345      $ 4,242      $2,403      $2,109
   Ratio of expenses to average net assets ...................      1.54%        1.50%        1.52%       1.60%       1.57%
   Ratio of net investment loss to average
      net assets .............................................     (0.72)%      (0.77)%      (0.82)%     (0.44)%     (0.20)%
   Portfolio turnover rate ...................................      8.38%        3.01%        1.81%      28.54%      29.27%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

   Ratio of expenses to average net assets ...................      2.82%        3.25%        4.15%       4.81%       5.57%
   Ratio of net investment loss to average
      net assets .............................................     (1.99)%      (2.51)%      (3.45)%     (3.66)%     (4.20)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...................      1.50%        1.48%        1.50%       1.50%       1.51%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS C
                                                                  -----------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                  -----------------------------------------------------------
                                                                   2004          2003         2002         2001         2000
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period ......................       $ 23.66      $ 16.96      $ 20.19      $ 19.07      $ 19.53
                                                                  -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income (loss) + .........................         (0.35)       (0.30)       (0.28)       (0.21)       (0.17)
   Net gain (loss) on securities
     (both realized and unrealized) .......................          3.00         7.00        (2.95)        1.52        (0.09)
                                                                  -------      -------      -------      -------      -------
   Total from investment operations .......................          2.65         6.70        (3.23)        1.31        (0.26)
                                                                  -------      -------      -------      -------      -------
Less distributions (note 8):
   Distributions from net investment income ...............            --           --           --           --           --
   Distributions from capital gains .......................            --           --           --        (0.19)       (0.20)
                                                                  -------      -------      -------      -------      -------
   Total distributions ....................................            --           --           --        (0.19)       (0.20)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period ............................       $ 26.31      $ 23.66      $ 16.96      $ 20.19      $ 19.07
                                                                  =======      =======      =======      =======      =======

Total return (not reflecting sales charge) ................         11.20%       39.50%      (16.00)%       6.91%       (1.28)%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .......................................       $ 2,235      $ 1,835      $   858      $   372      $   242
   Ratio of expenses to average net assets ................          2.29%        2.26%        2.26%        2.34%        2.29%
   Ratio of net investment income (loss)
     to average net assets ................................         (1.47)%      (1.53)%      (1.56)%      (1.23)%      (0.94)%
   Portfolio turnover rate ................................          8.38%        3.01%        1.81%       28.54%       29.27%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

   Ratio of expenses to average net assets ................          3.56%        4.02%        4.95%        5.52%        6.32%
   Ratio of net investment loss to
     average net assets ...................................         (2.74)%      (3.29)%      (4.25)%      (4.40)%      (4.97)%

The expense ratios after giving effect to the  waivers, reimbursements and expense offset for  uninvested cash balances were:

   Ratio of expenses to average net assets ................          2.25%        2.24%        2.25%        2.25%        2.23%

                                                                                         CLASS Y
                                                               -----------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
                                                                 2004         2003        2002         2001          2000
                                                               -------      -------      -------      -------      -------
Net asset value, beginning of period ......................    $ 25.32      $ 17.97      $ 21.19      $ 19.81      $ 20.07
                                                               -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income (loss) + .........................      (0.11)       (0.10)       (0.10)       (0.02)        0.03
   Net gain (loss) on securities
     (both realized and unrealized) .......................       3.24         7.45        (3.12)         .59        (0.09)
                                                               -------      -------      -------      -------      -------
   Total from investment operations .......................       3.13         7.35        (3.22)        1.57        (0.06)
                                                               -------      -------      -------      -------      -------
Less distributions (note 8):
   Distributions from net investment income ...............         --           --           --           --           --
   Distributions from capital gains .......................         --           --           --        (0.19)       (0.20)
                                                               -------      -------      -------      -------      -------
   Total distributions ....................................         --           --           --        (0.19)       (0.20)
                                                               -------      -------      -------      -------      -------
Net asset value, end of period ............................    $ 28.45      $ 25.32      $ 17.97      $ 21.19      $ 19.81
                                                               =======      =======      =======      =======      =======

Total return (not reflecting sales charge) ................      12.36%       40.90%      (15.20)%       7.97%       (0.25)%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .......................................    $ 1,661      $ 1,400      $   918      $ 1,040      $   962
   Ratio of expenses to average net assets ................       1.29%        1.25%        1.26%        1.35%        1.29%
   Ratio of net investment income (loss)
     to average net assets ................................      (0.47)%      (0.51)%      (0.56%)      (0.18)%       0.06%
   Portfolio turnover rate ................................       8.38%        3.01%        1.81%       28.54%       29.27%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

   Ratio of expenses to average net assets ................       2.56%        3.05%        3.87%        4.59%        5.32%
   Ratio of net investment loss to
     average net assets ...................................      (1.75)%      (2.32)%      (3.16)%      (3.42)%      (3.96)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...                    1.25%        1.23%        1.25%        1.25%        1.23%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                          ACTUAL
                       TOTAL RETURN      BEGINNING     ENDING        EXPENSES
                          WITHOUT         ACCOUNT      ACCOUNT     PAID DURING
                     SALES CHARGES(1)      VALUE        VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                    7.09%         $1,000.00    $1,070.90       $ 7.81
--------------------------------------------------------------------------------
Class C                    6.69%         $1,000.00    $1,066.90       $11.69
--------------------------------------------------------------------------------
Class Y                    7.24%         $1,000.00    $1,072.40       $ 6.51
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25% AND 1.25% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                         HYPOTHETICAL
                          ANNUALIZED     BEGINNING      ENDING        EXPENSES
                             TOTAL        ACCOUNT       ACCOUNT     PAID DURING
                            RETURN         VALUE         VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                      5.00%       $1,000.00    $1,017.60       $ 7.61
--------------------------------------------------------------------------------
Class C                      5.00%       $1,000.00    $1,013.83       $11.39
--------------------------------------------------------------------------------
Class Y                      5.00%       $1,000.00    $1,018.85       $ 6.34
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25% AND 1.25% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Aquila Rocky Mountain Equity Fund (the "Fund") was held on December 1, 2004. The holders of shares representing 73% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                                 NUMBER OF VOTES
                                            -------------------------
      TRUSTEE                                 FOR            WITHHELD
      -------                                 ---            --------

      Lacy B. Herrmann                      440,043            3,135
      Tucker Hart Adams                     440,054            3,124
      Arthur K. Carlson                     440,054            3,124
      Gary C. Cornia                        439,424            3,754
      Grady Gammage, Jr.                    440,054            3,124
      Diana P. Herrmann                     440,043            3,135
      Cornelius T. Ryan                     439,424            3,754

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-437-1020). This information is also available at http://www.aquilafunds.com/EquityFunds/armef/armefmain.htm or on the SEC's Web site - www.sec.gov

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT
TRUSTEES(1) AND OFFICERS

                                                                                              NUMBER OF
                           POSITIONS                                                          PORTFOLIOS    OTHER DIRECTORSHIPS
                           HELD WITH                                                          IN FUND       HELD BY TRUSTEE
NAME,                      FUND AND           PRINCIPAL                                       COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF          OCCUPATION(S)                                   OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)         DURING PAST 5 YEARS                             BY TRUSTEE    INDICATED OTHERWISE.)
-----------------          ----------         -------------------                             ----------    ---------------------
INTERESTED TRUSTEES(5)

Lacy B. Herrmann           Founder and        Founder and Chairman of the Board, Aquila       12            Director or trustee,
New York, NY               Chairman of        Management Corporation, the sponsoring                        Pimco Advisors VIT,
(05/12/29)                 the Board          organization and parent of the Manager or                     Oppenheimer Quest Value
                           of Trustees        Administrator and/or Adviser or Sub-Adviser                   Funds Group, Oppenheimer
                           since 1987         to each fund of the Aquila(sm) Group of                       Small Cap Value Fund,
                                              Funds,(6) Chairman of the Manager or                          Oppenheimer Midcap Fund,
                                              Administrator and/or Adviser or Sub-Adviser                   and Oppenheimer
                                              to each since 2004, and Founder, Chairman of                  Rochester Group of
                                              the Board of Trustees, Trustee and (currently                 Funds.
                                              or until 1998) President of each since its
                                              establishment, beginning in 1984, except
                                              Chairman of the Board of Trustees of Hawaiian
                                              Tax-Free Trust, Pacific Capital Cash Assets
                                              Trust, Pacific Capital Tax-Free Cash Assets
                                              Trust and Pacific Capital U.S. Government
                                              Securities Cash Assets Trust through 2003,
                                              Trustee until 2004 and Chairman of the Board,
                                              Emeritus since 2004; Director of the
                                              Distributor since 1981 and formerly Vice
                                              President or Secretary, 1981-1998; Trustee
                                              Emeritus, Brown University and the Hopkins
                                              School; active in university, school and
                                              charitable organizations.

Diana P. Herrmann          Trustee since      Vice Chair and Chief Executive Officer of       10            None
New York, NY               1997, President    Aquila Management Corporation, Founder of the
(02/25/58)                 since 2002,        Aquila(sm) Group of Funds and parent of Aquila
                           and Vice Chair     Investment Management LLC, Manager, since
                           of the Board       2004, President and Chief Operating Officer
                           since 2003         since 1997, a Director since 1984, Secretary
                                              since 1986 and previously its Executive Vice
                                              President, Senior Vice President or Vice
                                              President, 1986-1997; Chief Executive
                                              Officer and Vice Chair since 2004 and
                                              President, Chief Operating Officer and
                                              Manager of the Manager since 2003; Vice
                                              Chair, President, Executive Vice President
                                              or Senior Vice President of funds in the
                                              Aquila(sm) Group of Funds since 1986; Director
                                              of the Distributor since 1997; trustee,
                                              Reserve Money-Market Funds, 1999-2000 and
                                              Reserve Private Equity Series, 1998-2000;
                                              Governor, Investment Company Institute
                                              (2004) and head of its Small Funds Committee
                                              since 2004; active in charitable and
                                              volunteer organizations.



NON-INTERESTED TRUSTEES

Tucker Hart Adams          Trustee            President, The Adams Group, Inc., an            2               Director, Touch
Colorado Springs, CO       since 1993         economic consulting firm, since 1989;                           America, Colorado
(01/11/38)                                    formerly Chief Economist, United Banks of                       Health Facilities
                                              Colorado; currently or formerly active with                     Authority and Mortgage
                                              numerous professional and community                             Analysis Computer
                                              organizations.                                                  Corp.

Arthur K. Carlson          Trustee            Retired; formerly Senior Vice President and     2               Advisory director of
Paradise Valley, AZ        since 1993         Manager, Trust Division of the Valley                           the Renaissance
(01/08/22)                                    National Bank of Arizona; past President,                       Companies
                                              New York Society of Security Analysts;
                                              member, Phoenix Society of Security
                                              Analysts; former director, Financial
                                              Analysts Federation; director, Northern
                                              Arizona University Foundation; currently or
                                              formerly active with various other
                                              professional and community organizations.

Gary C. Cornia             Trustee            Director, Romney Institute of Public            4               None
Orem, UT                   since 2000         Management, Marriott School of Management,
(06/24/48)                                    Brigham Young University, 2004 - present;
                                              Professor, Marriott School of Management,
                                              1980 - present; Past President, the National
                                              Tax Association; Fellow, Lincoln Institute
                                              of Land Policy, 2002-2003; Associate Dean,
                                              Marriott School of Management, Brigham Young
                                              University, 1991-2000; Utah Governor's Tax
                                              Review Committee since 1993.

Grady Gammage, Jr.         Trustee            Founding partner, Gammage & Burnham, PLC, a     2               Director of Neuberger
Phoenix, AZ                since 2004         law firm, Phoenix, Arizona, since 1983;                         & Berman Equity Funds.
(10/01/51)                                    director, Central Arizona Water Conservation
                                              District, since 1995; director and
                                              Secretary, Arizona State University
                                              Foundation since 1998.

Cornelius T. Ryan          Trustee            Founder and General Partner, Oxford Ventures    5               None
Westport, CT and           since 1996         Partners, a group of investment venture
Sun Valley, ID                                capital partnerships, since 1981 and Founder
(11/14/31)                                    and General Partner, Oxford Bioscience
                                              Partners, a group of venture capital
                                              partnerships focused on life sciences,
                                              genomics, healthcare information technology
                                              and medical devices, since 1991.

OFFICERS

Charles E. Childs, III     Executive Vice     Executive Vice President of all funds in the    N/A             N/A
New York, NY               President          Aquila(sm) Group of Funds and the Manager
(04/01/57)                 since 2003         since 2003; Senior Vice President, corporate
                                              development, formerly Vice President,
                                              Assistant Vice President and Associate of
                                              the Manager's parent since 1987; Senior Vice
                                              President, Vice President or Assistant Vice
                                              President of the Aquila Money-Market Funds,
                                              1988-2003.

Marie E. Aro               Senior Vice        Senior Vice President, Aquila Rocky Mountain    N/A             N/A
Denver, CO                 President          Equity Fund, and Vice President, Tax-Free
(02/10/55)                 since 2004         Trust of Arizona, since 2004; Vice
                                              President, INVESCO Funds Group, 1998-2003;
                                              Vice President, Aquila Distributors, Inc.,
                                              1993-1997.

Jerry G. McGrew            Senior Vice        President of the Distributor since 1998,        N/A             N/A
New York, NY               President          Registered Principal since 1993, Senior Vice
(06/18/44)                 since 1996         President, 1997-1998 and Vice President,
                                              1993-1997; Senior Vice President, Aquila
                                              Rocky Mountain Equity Fund and five Aquila
                                              Bond Funds since 1995; Vice President,
                                              Churchill Cash Reserves Trust, 1995-2001.

James M. McCullough        Senior Vice        Senior Vice President or Vice President of      N/A             N/A
Portland, OR               President          Aquila Rocky Mountain Equity Fund and four
(06/11/45)                 since 1999         Aquila Bond Funds; Senior Vice President of
                                              the Distributor since 2000; Director of
                                              Fixed Income Institutional Sales, CIBC
                                              Oppenheimer & Co. Inc., Seattle, WA,
                                              1995-1999.

Barbara S. Walchli         Senior Vice        Senior Vice President and Portfolio Manager     N/A             N/A
Phoenix, AZ                President          of Aquila Rocky Mountain Equity Fund since
(09/24/52)                 since 1999         1999; Fund Co-manager, One Group Large
                                              Company Growth Fund and One Group Income
                                              Equity Fund, Banc One Investment Advisors,
                                              1996-1997; Director of Research, Senior Vice
                                              President, First Interstate Capital
                                              Management, 1995-1996; Investment Committee,
                                              Arizona Community Foundation since 1986;
                                              member, Institute of Chartered Financial
                                              Analysts, Association for Investment
                                              Management and Research and the Phoenix
                                              Society of Financial Analysts; formerly
                                              Senior Analyst, Banc One Investment Advisors
                                              and Director of Research, Valley National
                                              Bank.

Kimball L. Young           Senior Vice        Co-portfolio manager, Tax-Free Fund For Utah    N/A             N/A
Salt Lake City, UT         President          since 2001; Co-founder, Lewis Young
(08/07/46)                 since 1999         Robertson & Burningham, Inc., a NASD
                                              licensed broker/dealer providing public
                                              finance services to Utah local govern-ments,
                                              1995-2001; Senior Vice President of two
                                              Aquila Bond Funds and Aquila Rocky Mountain
                                              Equity Fund; formerly Senior Vice
                                              President-Public Finance, Kemper Securities
                                              Inc., Salt Lake City, Utah.

Christine L. Neimeth       Vice President     Vice President of Aquila Rocky Mountain         N/A             N/A
Portland, OR               since 1999         Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                                    Management Information Systems consultant,
                                              Hillcrest Ski and Sport, 1997; Institutional
                                              Municipal Bond Salesperson, Pacific Crest
                                              Securities, 1996; active in college alumni
                                              and volunteer organizations.

Emily T. Rae               Vice President     Vice President of Aquila Rocky Mountain         N/A             N/A
Aurora, CO                 since 2002         Equity Fund and Tax-Free Fund of Colorado
(03/02/74)                                    since 2002; investment analyst, Colorado
                                              State Bank and Trust, 2001-02; financial
                                              analyst, J.P. Morgan, 2000-01, senior
                                              registered associate, Kirkpatrick Pettis,
                                              1998-2000; registered associate, FBS
                                              Investments (now U.S. Bancorp Piper
                                              Jaffray), 1997-98.

Alan R. Stockman           Vice President     Senior Vice President, Tax-Free Trust of        N/A             N/A
Scottsdale, AZ             since 1999         Arizona since 2001, Vice President,
(07/31/54)                                    1999-2001; Vice President, Aquila Rocky
                                              Mountain Equity Fund since 1999; Bank One,
                                              Commercial Client Services representative,
                                              1997-1999; Trader and Financial Consultant,
                                              National Bank of Arizona (Zions Investment
                                              Securities Inc.), Phoenix, Arizona
                                              1996-1997.

M. Kayleen Willis          Vice President     Vice President, Tax-Free Fund For Utah since    N/A             N/A
Salt Lake City, UT         since 2004         September 2003, Assistant Vice President,
(06/11/63)                                    2002-2003; Vice President, Aquila Rocky
                                              Mountain Equity Fund, since 2004; various
                                              securities positions: Paine Webber, Inc.,
                                              Salt Lake City, 1999-2002, Dean Witter
                                              Reynolds, Inc., Salt Lake City, 1996-1998.

Robert W. Anderson         Chief              Chief Compliance Officer of the Fund, the       N/A             N/A
New York, NY (08/23/40)    Compliance         Manager and the Distributor since 2004,
                           Officer since      Compliance Officer of the Manager or its
                           2004 and           predecessor and current parent since 1998
                           Assistant          and Assistant Secretary of the Aquila(sm)
                           Secretary          Group of Funds since 2000; Consultant, The
                           since 2000         Wadsworth Group, 1995-1998.

Joseph P. DiMaggio         Chief Financial    Chief Financial Officer of the Aquila(sm)       N/A             N/A
New York, NY               Officer since      Group of Funds since 2003 and Treasurer
(11/06/56)                 2003 and           since 2000; Controller, Van Eck Global
                           Treasurer          Funds, 1993-2000.
                           since 2000

Edward M. W. Hines         Secretary          Partner, Hollyer Brady Barrett & Hines LLP,     N/A             N/A
New York, NY               since 1993         legal counsel to the Fund, since 1989;
(12/16/39)                                    Secretary of the Aquila(sm) Group of Funds.

John M. Herndon            Assistant          Assistant Secretary of the Aquila(sm) Group     N/A             N/A
New York, NY               Secretary          of Funds since 1995 and Vice President of
(12/17/39)                 since 1995         the three Aquila Money-Market Funds since
                                              1990; Vice President of the Manager or its
                                              predecessor and current parent since 1990.

Lori A. Vindigni           Assistant          Assistant Treasurer of the Aquila(sm) Group     N/A             N/A
New York, NY               Treasurer          of Funds since 2000; Assistant Vice
(11/02/66)                 since 2000         President of the Manager or its predecessor
                                              and current parent since 1998; Fund
                                              Accountant for the Aquila(sm) Group of
                                              Funds, 1995-1998.

(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and through their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila(sm) Group of Funds."

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor or investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.


                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman
   Tucker Hart Adams
   Arthur K. Carlson
   Gary C. Cornia
   Grady Gammage, Jr.
   Diana P. Herrmann
   Cornelius T. Ryan

OFFICERS

   Diana P. Herrmann, Vice Chair and President
   Barbara S. Walchli, Senior Vice President and Portfolio Manager Marie E. Aro, Senior Vice President
   James M. McCullough, Senior Vice President
   Kimball L. Young, Senior Vice President
   Christine L. Neimeth, Vice President
   Emily T. Rae, Vice President
   Alan R. Stockman, Vice President
   M. Kayleen Willis, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC Inc.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2004 (end of reporting period) the
Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $9,680 in 2004 and $8,800 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $6,165 and $5,542 in 2003 and 2004, respectively, for return preparation.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chair of the Board
February, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
President
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005



AQUILA ROCKY MOUNTAIN EQUITY FUND


EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal
financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.